Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 77.6%
64,173	BlackRock California Municipal Income Trust	$660,340
40,916	BlackRock Investment Quality Municipal Trust, Inc.	414,070
248,861	BlackRock MuniAssets Fund, Inc.	2,239,749
70,029	BlackRock Municipal 2030 Target Term Trust	1,359,263
314,273	BlackRock Municipal Income Fund, Inc.	3,189,871
169,075	BlackRock Municipal Income Quality Trust	1,667,079
561,715	BlackRock Municipal Income Trust	4,982,412
385,539	BlackRock Municipal Income Trust II	3,523,826
285,814	BlackRock MuniHoldings California Quality Fund, Inc.	2,732,382
233,956	BlackRock MuniHoldings Fund, Inc.	2,412,086
85,480	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	865,058
71,599	BlackRock MuniHoldings New York Quality Fund, Inc.	653,699
20,742	BlackRock MuniHoldings Quality Fund II, Inc.	182,115
340,648	BlackRock MuniVest Fund II, Inc.	3,164,620
834,338	BlackRock MuniVest Fund, Inc.	5,056,088
221,320	BlackRock MuniYield Fund, Inc.	2,031,718
389,193	BlackRock MuniYield Michigan Quality Fund, Inc.	3,864,686
96,372	BlackRock MuniYield New York Quality Fund, Inc.	853,856
439,671	BlackRock MuniYield Quality Fund II, Inc.	3,952,642
215,827	BlackRock MuniYield Quality Fund III, Inc.	2,061,148
601,187	BlackRock MuniYield Quality Fund, Inc.	6,150,143
225,326	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	2,235,234
160,671	BNY Mellon Municipal Income, Inc.	911,004
901,145	BNY Mellon Strategic Municipal Bond Fund, Inc.	4,478,691
574,959	BNY Mellon Strategic Municipals, Inc.	3,064,531
177,328	DWS Municipal Income Trust	1,365,426
239,580	DWS Strategic Municipal Income Trust	1,804,037
143,335	Eaton Vance California Municipal Bond Fund	1,163,880
322,816	Eaton Vance Municipal Bond Fund	2,892,431
515,530	Eaton Vance Municipal Income Trust	4,593,372
204,402	Federated Hermes Premier Municipal Income Fund	1,958,171
595,030	Invesco Advantage Municipal Income Trust II	4,409,172
57,672	Invesco California Value Municipal Income Trust	486,175
251,826	Invesco Municipal Opportunity Trust	2,072,528
292,289	Invesco Municipal Trust	2,437,690
189,018	Invesco Quality Municipal Income Trust	1,585,861
451,610	Invesco Trust for Investment Grade Municipals	3,838,685
208,936	Invesco Trust for Investment Grade New York Municipals	1,903,407
146,059	Invesco Value Municipal Income Trust	1,519,014
253,891	MFS High Yield Municipal Trust	794,679
43,526	MFS Investment Grade Municipal Trust	307,729
1,152,609	Nuveen AMT-Free Municipal Credit Income Fund	11,883,399
961,621	Nuveen AMT-Free Quality Municipal Income Fund	9,308,491
66,385	Nuveen Arizona Quality Municipal Income Fund	639,287

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
157,900	Nuveen California Quality Municipal Income Fund	$1,523,735
1,120,105	Nuveen Municipal Credit Income Fund	11,682,695
41,517	Nuveen New Jersey Quality Municipal Income Fund	439,250
148,382	Nuveen New York AMT-Free Quality Municipal Income Fund	1,402,210
66,583	Nuveen New York Quality Municipal Income Fund	643,858
77,421	Nuveen Pennsylvania Quality Municipal Income Fund	787,372
1,110,500	Nuveen Quality Municipal Income Fund	11,260,470
98,974	Nuveen Virginia Quality Municipal Income Fund	940,253
223,348	PIMCO California Municipal Income Fund	1,862,722
447,792	PIMCO California Municipal Income Fund II	2,247,916
15,668	PIMCO Municipal Income Fund III	101,372
164,128	PIMCO New York Municipal Income Fund II	1,053,702
356,594	Pioneer Municipal High Income Advantage Fund, Inc.	2,399,878
252,724	Pioneer Municipal High Income Fund, Inc.	1,827,194
168,542	Pioneer Municipal High Income Opportunities Fund, Inc.	1,609,576
285,013	Putnam Managed Municipal Income Trust	1,559,021
637,673	Putnam Municipal Opportunities Trust	5,866,592
87,550	Western Asset Intermediate Muni Fund, Inc.	626,858
287,977	Western Asset Managed Municipals Fund, Inc.	2,571,635
272,776	Western Asset Municipal High Income Fund, Inc.	1,661,206
78,801	Western Asset Municipal Partners Fund, Inc.	833,715
	TOTAL CLOSED-END FUNDS
	(Cost $ 192,001,425)	170,570,975
	EXCHANGE-TRADED FUNDS — 16.8%
92,950	iShares National Muni Bond ETF	9,531,093
139,948	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	7,007,197
107,000	SPDR Nuveen Bloomberg Municipal Bond ETF	4,675,900
151,576	VanEck High Yield Muni ETF	7,437,834
173,000	Vanguard Tax-Exempt Bond Index ETF	8,321,300
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 37,320,372)	36,973,324

Principal Amount
	SHORT-TERM INVESTMENTS — 3.3%
$7,212,258	UMB Bank Demand Deposit, 0.01%[1]	7,212,258
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 7,212,258)	7,212,258
	TOTAL INVESTMENTS — 97.7%
	(Cost $236,534,055)	214,756,557
	Other Assets in Excess of Liabilities — 2.3%	5,041,842
	TOTAL NET ASSETS — 100.0%	$219,798,399

ETF – Exchange-Traded Fund
[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
(175)	Ultra Long Term U.S. Treasury Bond	December 2023	$(22,304,297)	$(20,770,313)	$1,533,984
(375)	U.S. 10 Year Treasury Note	December 2023	(41,421,228)	(40,523,437)	897,791
(275)	U.S. Treasury Long Bond	December 2023	(33,061,568)	(31,289,844)	1,771,724

TOTAL FUTURES CONTRACTS			$(96,787,093)	$(92,583,594)	$4,203,499

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 54.7%
31,787	Allspring Utilities and High Income Fund	$277,818
37,355	Blackstone Long-Short Credit Income Fund	435,186
39,759	Blackstone Strategic Credit 2027 Term Fund	436,951
37,102	Brookfield Real Assets Income Fund, Inc.	454,500
248,427	Credit Suisse High Yield Bond Fund	467,043
12,500	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	209,625
39,911	Flaherty & Crumrine Preferred & Income Fund, Inc.	364,387
83,152	FS Credit Opportunities Corp. - Class USD	450,684
11,361	KKR Income Opportunities Fund	135,878
34,599	PGIM High Yield Bond Fund, Inc.	407,576
23,101	PGIM Short Duration High Yield Opportunities Fund	334,733
27,277	Pioneer Floating Rate Fund, Inc. - Class USD ACC	245,766
76,228	Pioneer High Income Fund, Inc.	511,490
59,041	Saba Capital Income & Opportunities Fund	453,435
42,338	Special Opportunities Fund, Inc.	462,754
128,598	Virtus Convertible & Income Fund	399,940
40,000	Western Asset Diversified Income Fund	529,600
	TOTAL CLOSED-END FUNDS
	(Cost $ 7,215,970)	6,577,366
	COMMON STOCKS — 39.9%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 39.9%
20,000	Acropolis Infrastructure Acquisition Corp. - Class A*	205,600
12,000	Alchemy Investments Acquisition Corp. 1[1] ,*	131,100
15,000	AltC Acquisition Corp. - Class A*	155,250
20,000	Anzu Special Acquisition Corp. I - Class A*	208,600
25,000	Bluescape Opportunities Acquisition Corp. - Class A1 ,*	250,750
5,000	Bowen Acquisition Corp.[1] ,*	52,000
20,000	Bridgetown Holdings Ltd. - Class A1 ,*	207,200
20,000	BurTech Acquisition Corp. - Class A*	211,400
20,000	Chain Bridge I - Class A1 ,*	215,000
20,000	Churchill Capital Corp. V - Class A*	208,000
15,161	Concord Acquisition Corp. II - Class A*	155,855
11,267	Crixus BH3 Acquisition Co. - Class A*	118,811
20,000	Crown PropTech Acquisitions - Class A1 ,*	210,000
20,000	EVe Mobility Acquisition Corp. - Class A1 ,*	213,600
20,000	FTAC Emerald Acquisition Corp. - Class A*	209,200
19,600	Global Partner Acquisition Corp. II - Class A1 ,*	212,268
20,000	Gores Holdings IX, Inc. - Class A*	207,800
5,000	Haymaker Acquisition Corp. III[1] ,*	52,250
16,447	Hennessy Capital Investment Corp. VI - Class A*	170,226
7,000	Inflection Point Acquisition Corp. II1 ,*	72,450
20,000	Jupiter Acquisition Corp. - Class A*	205,600
20,000	KnightSwan Acquisition Corp. - Class A*	210,300

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITION COMPANIES – (Continued)
20,000	M3-Brigade Acquisition II Corp. - Class A*	$208,300
20,000	Northern Star Investment Corp. IV - Class A*	208,000
19,059	Project Energy Reimagined Acquisition Corp.[1] ,*	199,738
8,295	Prospector Capital Corp. - Class A1 ,*	89,171
1,062	Roth CH Acquisition V Co.*	11,316
20,000	Thunder Bridge Capital Partners III, Inc. - Class A*	206,600
		4,806,385
	TOTAL COMMON STOCKS
	(Cost $ 4,678,778)	4,806,385
	WARRANTS — 0.1%
5,125	Black Mountain Acquisition Corp., Expiration Date: October 15, 2027*	241
3,400	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	1,047
15,310	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	436
1,666	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*	0
4,557	Getaround, Inc., Expiration Date: December 31, 2027*	89
5,000	GigCapital5, Inc., Expiration Date: December 31, 2028*	150
3,333	Global Partner Acquisition Corp. II, Expiration Date: December 30, 20271,*	11
2,500	Industrial Tech Acquisitions II, Inc., Expiration Date: December 30, 2028*	88
3,703	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*	255
11,805	TradeUP Acquisition Corp., Expiration Date: July 18, 2028*	2,834
	TOTAL WARRANTS
	(Cost $ 0)	5,151

Principal Amount
	SHORT-TERM INVESTMENTS — 2.3%
$280,001	UMB Bank Demand Deposit, 0.01%[2]	280,001
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 280,001)	280,001
	TOTAL INVESTMENTS — 97.0%
	(Cost $12,174,749)	11,668,903
	Other Assets in Excess of Liabilities — 3.0%	367,086
	TOTAL NET ASSETS — 100.0%	$12,035,989

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
*	Non-income producing security.

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
(2)	E-mini Dow ($5)	December 2023	$(349,180)	(337,250)	$11,930
(1)	E-mini S&P 500	December 2023	(225,888)	(216,275)	9,613
(2)	E-mini Russell 1000	December 2023	(156,225)	(150,780)	5,445
(3)	E-mini Russell 2000	December 2023	(279,120)	(269,790)	9,330
(10)	U.S. 10 Year Treasury Note	December 2023	(1,103,147)	(1,080,625)	22,522
(3)	U.S. Treasury Long Bond	December 2023	(360,964)	(341,344)	19,620

TOTAL FUTURES CONTRACTS			$(2,474,524)	$(2,396,064)	$78,460